Commodity And Other Derivative Contractual Assets And Liabilities	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commodity And Other Derivative Contractual Assets And Liabilities
COMMODITY AND OTHER DERIVATIVE CONTRACTUAL ASSETS AND LIABILITIES

Strategic Use of Derivatives

We transact in derivative instruments, such as options, swaps, futures and forward contracts, to manage commodity price and interest rate risk. See Note 15 for a discussion of the fair value of derivatives.

Commodity Hedging and Trading Activity — We utilize natural gas and electricity derivatives to reduce exposure to changes in electricity prices primarily to hedge future revenues from electricity sales from our generation assets. We also utilize short-term electricity, natural gas, coal, fuel oil and uranium derivative instruments for fuel hedging and other purposes. Counterparties to these transactions include energy companies, financial institutions, electric utilities, independent power producers, oil and gas producers, local distribution companies and energy marketing companies. Unrealized gains and losses arising from changes in the fair value of derivative instruments as well as realized gains and losses upon settlement of the instruments are reported in our statements of consolidated income (loss) in operating revenues and fuel, purchased power costs and delivery fees in the Successor period and net gain from commodity hedging and trading activities in the Predecessor period.

Interest Rate Swaps — Interest rate swap agreements are used to reduce exposure to interest rate changes by converting floating-rate interest rates to fixed rates, thereby hedging future interest costs and related cash flows. Unrealized gains and losses arising from changes in the fair value of the swaps as well as realized gains and losses upon settlement of the swaps are reported in our statements of consolidated income (loss) in interest expense and related charges.

Financial Statement Effects of Derivatives

Substantially all derivative contractual assets and liabilities are accounted for under mark-to-market accounting consistent with accounting standards related to derivative instruments and hedging activities. The following tables provide detail of derivative contractual assets and liabilities as reported in our consolidated balance sheets at December 31, 2017 and 2016. Derivative asset and liability totals represent the net value of the contract, while the balance sheet totals represent the gross value of the contract.

	December 31, 2017
	Derivative Assets		Derivative Liabilities
	Commodity Contracts	Interest Rate Swaps	Commodity Contracts	Interest Rate Swaps	Total
Current assets	$190	$—	$—	$—	$190
Noncurrent assets	30	22	2	4	58
Current liabilities	—	(4)	(216)	(4)	(224)
Noncurrent liabilities	—	—	(102)	—	(102)
Net assets (liabilities)	$220	$18	$(316)	$—	$(78)

	December 31, 2016
	Derivative Assets		Derivative Liabilities
	Commodity Contracts	Interest Rate Swaps	Commodity Contracts	Interest Rate Swaps	Total
Current assets	$350	$—	$—	$—	$350
Noncurrent assets	46	17	—	1	64
Current liabilities	—	(12)	(330)	(17)	(359)
Noncurrent liabilities	—	—	(2)	—	(2)
Net assets (liabilities)	$396	$5	$(332)	$(16)	$53

At December 31, 2017 and 2016, there were no derivative positions accounted for as cash flow or fair value hedges.

The following table presents the pretax effect of derivative gains (losses) on net income, including realized and unrealized effects. Amount represents changes in fair value of positions in the derivative portfolio during the period, as realized amounts related to positions settled are assumed to equal reversals of previously recorded unrealized amounts.

	Successor		Predecessor
Derivative (statements of consolidated income (loss) presentation)	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Commodity contracts (Operating revenues)	$56	$(92)	$—	$—
Commodity contracts (Fuel, purchased power costs and delivery fees)	6	21	—	—
Commodity contracts (Net gain from commodity hedging and trading activities)	—	—	194	380
Interest rate swaps (Interest expense and related charges)	2	(11)	—	—
Net gain (loss)	$64	$(82)	$194	$380

In conjunction with fresh start reporting, the balances in accumulated other comprehensive income were eliminated from our consolidated balance sheet on the Effective Date. The pretax effect (all losses) on net income and other comprehensive income (OCI) of derivative instruments previously accounted for as cash flow hedges by the Predecessor was immaterial for the Predecessor period from January 1, 2016 through October 2, 2016 and the year ended December 31, 2015. There were no amounts recognized in OCI for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016 and the Predecessor period from January 1, 2016 through October 2, 2016 and the year ended December 31, 2015.

Balance Sheet Presentation of Derivatives

We elect to report derivative assets and liabilities in our consolidated balance sheets on a gross basis without taking into consideration netting arrangements we have with counterparties to those derivatives. We maintain standardized master netting agreements with certain counterparties that allow for the right to offset assets and liabilities and collateral in order to reduce credit exposure between us and the counterparty. These agreements contain specific language related to margin requirements, monthly settlement netting, cross-commodity netting and early termination netting, which is negotiated with the contract counterparty.

Generally, margin deposits that contractually offset these derivative instruments are reported separately in our consolidated balance sheets, with the exception of certain margin amounts related to changes in fair value on certain CME transactions that, beginning in January 2017, are legally characterized as settlement of forward exposure rather than collateral. Margin deposits received from counterparties are primarily used for working capital or other general corporate purposes.

The following tables reconcile our derivative assets and liabilities on a contract basis to net amounts after taking into consideration netting arrangements with counterparties and financial collateral:

	December 31, 2017				December 31, 2016
	Derivative Assets and Liabilities	Offsetting Instruments (a)	Cash Collateral (Received) Pledged (b)	Net Amounts	Derivative Assets and Liabilities	Offsetting Instruments (a)	Cash Collateral (Received) Pledged (b)	Net Amounts
Derivative assets:
Commodity contracts	$220	$(113)	$(1)	$106	$396	$(193)	$(20)	$183
Interest rate swaps	18	—	—	18	5	—	—	5
Total derivative assets	238	(113)	(1)	124	401	(193)	(20)	188
Derivative liabilities:
Commodity contracts	(316)	113	1	(202)	(332)	193	136	(3)
Interest rate swaps	—	—	—	—	(16)	—	—	(16)
Total derivative liabilities	(316)	113	1	(202)	(348)	193	136	(19)
Net amounts	$(78)	$—	$—	$(78)	$53	$—	$116	$169
____________

(a)	Amounts presented exclude trade accounts receivable and payable related to settled financial instruments.

(b)	Represents cash amounts received or pledged pursuant to a master netting arrangement, including fair value-based margin requirements and, to a lesser extent, initial margin requirements.

Derivative Volumes

The following table presents the gross notional amounts of derivative volumes at December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Derivative type	Notional Volume		Unit of Measure
Natural gas (a)	1,259	1,282	Million MMBtu
Electricity	114,129	75,322	GWh
Congestion Revenue Rights (b)	110,913	126,573	GWh
Coal	2	12	Million U.S. tons
Fuel oil	5	34	Million gallons
Uranium	325	25	Thousand pounds
Interest rate swaps – floating/fixed (c)	$3,000	$3,000	Million U.S. dollars
____________

(a)	Represents gross notional forward sales, purchases and options transactions, locational basis swaps and other natural gas transactions.

(b)	Represents gross forward purchases associated with instruments used to hedge electricity price differences between settlement points within ERCOT.

(c)	Includes notional amounts of interest rate swaps that became effective in January 2017 and have maturity dates through July 2023.

Credit Risk-Related Contingent Features of Derivatives

Our derivative contracts may contain certain credit risk-related contingent features that could trigger liquidity requirements in the form of cash collateral, letters of credit or some other form of credit enhancement. Certain of these agreements require the posting of collateral if our credit rating is downgraded by one or more credit rating agencies or include cross-default contractual provisions that could result in the settlement of such contracts if there was a failure under other financing arrangements related to payment terms or other covenants.

The following table presents the commodity derivative liabilities subject to credit risk-related contingent features that are not fully collateralized:

	December 31,
	2017	2016
Fair value of derivative contract liabilities (a)	$(204)	$(31)
Offsetting fair value under netting arrangements (b)	103	13
Cash collateral and letters of credit	41	1
Liquidity exposure	$(60)	$(17)
____________

(a)
Excludes fair value of contracts that contain contingent features that do not provide specific amounts to be posted if features are triggered, including provisions that generally provide the right to request additional collateral (material adverse change, performance assurance and other clauses).

(b)	Amounts include the offsetting fair value of in-the-money derivative contracts and net accounts receivable under master netting arrangements.

Concentrations of Credit Risk Related to Derivatives

We have concentrations of credit risk with the counterparties to our derivative contracts. At December 31, 2017, total credit risk exposure to all counterparties related to derivative contracts totaled $361 million (including associated accounts receivable). The net exposure to those counterparties totaled $180 million at December 31, 2017 after taking into effect netting arrangements, setoff provisions and collateral, with the largest net exposure to a single counterparty totaling $63 million. At December 31, 2017, the credit risk exposure to the banking and financial sector represented 34% of the total credit risk exposure and 24% of the net exposure.

Exposure to banking and financial sector counterparties is considered to be within an acceptable level of risk tolerance because all of this exposure is with counterparties with investment grade credit ratings. However, this concentration increases the risk that a default by any of these counterparties would have a material effect on our financial condition, results of operations and liquidity. The transactions with these counterparties contain certain provisions that would require the counterparties to post collateral in the event of a material downgrade in their credit rating.

We maintain credit risk policies with regard to our counterparties to minimize overall credit risk. These policies authorize specific risk mitigation tools including, but not limited to, use of standardized master agreements that allow for netting of positive and negative exposures associated with a single counterparty. Credit enhancements such as parent guarantees, letters of credit, surety bonds, liens on assets and margin deposits are also utilized. Prospective material changes in the payment history or financial condition of a counterparty or downgrade of its credit quality result in the reassessment of the credit limit with that counterparty. The process can result in the subsequent reduction of the credit limit or a request for additional financial assurances. An event of default by one or more counterparties could subsequently result in termination-related settlement payments that reduce available liquidity if amounts are owed to the counterparties related to the derivative contracts or delays in receipts of expected settlements if the counterparties owe amounts to us.